Listing expenses (Details 2) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
- Asset
Cash and cash equivalents	₩ 8,364,432		₩ 3,508,608	₩ 4,150,572	₩ 8,585,634	₩ 30,581,556
Financial assets and others			394,522
Subtotal	125,733,036		28,534,759	42,600,286
- Liabilities
Subtotal	₩ 147,341,032		₩ 25,595,226	₩ 34,424,673
Playverse [Member]
- Asset
Cash and cash equivalents		₩ 146
Financial assets and others		8,363
Subtotal		8,509
- Liabilities
Subtotal
Fair Value of Identifiable Net Assets		₩ 8,509